License Agreements (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
License Agreements (Details) [Line Items]
Royalty payments	$ 24.2	$ 24.2
HavaH [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	10.8
Royalty payments	30.0
Cash payments	0.5
McGill [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	10.5
Royalty payments	15.0
Cash payments	$ 0.4